Intangible assets (Details) - CHF (SFr) SFr in Thousands	Sep. 30, 2022	Dec. 31, 2021
Disclosure of intangible assets material to entity [abstract]
Intangible Assets	SFr 50,416	SFr 50,416
Gross Carrying Amount
Disclosure of intangible assets material to entity [abstract]
Intangible Assets	50,416	50,416
Acquired IPR&D Asset
Disclosure of intangible assets material to entity [abstract]
Intangible Assets	50,416	50,416
Acquired IPR&D Asset | Gross Carrying Amount
Disclosure of intangible assets material to entity [abstract]
Intangible Assets	SFr 50,416	SFr 50,416